Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020
Current assets
Inventory		$ 13,165		$ 6,325
Property and equipment, net		44,527		26,386
Goodwill		1,189,464		63,215
Current liabilities
Current portion of debt		29,697		2,853
Long-term debt, net		120,491		90,486
Shareholders' and Members' Equity:
Shareholders' equity attributable to Fathom Digital Manufacturing Corporation	[1]			36,019
Revision of Prior Period, Adjustment [Member]
Current assets
Cash	[1]	20,357		8,188
Accounts receivable, net	[1]	25,367		15,563
Inventory	[1]	13,165		6,325
Prepaid expenses and other current assets	[1]	1,836		2,598
Total current assets	[1]	60,725		32,674
Property and equipment, net	[1]	44,527		26,386
Intangible assets, net	[1]	269,622		83,466
Goodwill	[1]	1,189,464		63,215
Other non-current assets	[1]	2,036		1,038
Total assets	[1]	1,566,374		206,779
Current liabilities
Accounts payable	[1],[2]	9,409		4,404
Accrued expenses	[1]	5,957		4,181
Other current liabilities	[1]	2,058		2,778
Contingent consideration	[1]	2,748		4,066
Current portion of debt	[1]	29,697		2,853
Total current liabilities	[1]	49,869		18,282
Long-term debt, net	[1]	120,491		90,486
Fathom earnout shares liability	[1]	64,300		7,373
Sponsor Earnout Shares Liability	[1]	9,380		0
Long-term contingent consideration	[1]	850
Deferred tax liability	[1]	17,570		0
Other non-current liabilities	[1]	4,655		514
Warrant Liability	[1]	33,900		0
Payable to related parties pursuant to the TRA	[1]	4,600		0
Total liabilities	[1]	305,615		116,655
Commitments and Contingencies
Class A contingently redeemable preferred units; $100 par value, authorized 1,167,418 units, issued and outstanding as of December 31, 2020.	[1]	0		54,105
Redeemable non-controlling interest in Fathom OpCo	[1]	841,982		0
Shareholders' and Members' Equity:
Preferred Stock, $.0001 par value; 10,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2021	[1]	0		0
Additional paid-in capital	[1]	466,345		0
Accumulated other comprehensive loss	[1]	0		(68)
Accumulated deficit	[1]	(47,581)		(14,232)
Members' equity	[1]	0		36,019
Shareholders' equity attributable to Fathom Digital Manufacturing Corporation		418,777	[1]	0
Total Members' Equity and Class A contingently redeemable preferred equity (Predecessor)	[1]	0		90,124
Total Liabilities, Shareholders' Equity, Members' Equity, Redeemable Non-Controlling Interest and Class A Contingently Redeemable Preferred Equity	[1]	1,566,374		206,779
Class A Common Stock [Member] | Revision of Prior Period, Adjustment [Member]
Shareholders' and Members' Equity:
Common stock	[1]	5		0
Class B Common Stock [Member] | Revision of Prior Period, Adjustment [Member]
Shareholders' and Members' Equity:
Common stock	[1]	8		0
Class C Common Stock [Member] | Revision of Prior Period, Adjustment [Member]
Shareholders' and Members' Equity:
Common stock	[1]	0		0
Class A Common Units [Member] | Revision of Prior Period, Adjustment [Member]
Shareholders' and Members' Equity:
Common units	[1]	0		35,869
Class B Common Units [Member] | Revision of Prior Period, Adjustment [Member]
Shareholders' and Members' Equity:
Common units	[1]	$ 0		$ 14,450

[1]	See accompanying notes to the consolidated financial statements.
[2]	Inclusive of accounts payable to related parties of $1,246 and $541 as of December 31, 2021 (Successor) and December 31, 2020 (Predecessor), respectively.